Dividend Income (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure Of Revenue From Dividends [Abstract]
Schedule of revenue from dividends [Table Text Block]

(1)	Details of dividend income recognized are as follows (Unit: Korean Won in millions):

	2018		2017
	Three months ended June 30	Six months ended June 30	Three months ended June 30	Six months ended June 30
Financial assets at FVTPL (IFRS 9)	12,210	31,860	—	—
Financial assets at FVTPL (IAS 39)	—	—	47	190
Financial assets at FVTOCI	1,941	17,844	—	—
AFS financial assets	—	—	19,570	59,255

Total	14,151	49,704	19,617	59,445

Details of dividend income related to financial assets at fair value through other comprehensive income

(2)	Details of dividends related to financial assets at FVTOCI are as follows (Unit: Korean Won in millions):

Six month ended June 30, 2018
Dividend income recognized from assets held
Equity securities	17,570
Dividend income recognized in assets derecognized	274

Total	17,844